Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit after tax	£ 1,256	£ 1,319	£ 964
Available-for-sale securities:
- Change in fair value	80	127	14
- Income statement transfers	(54)	(115)	42
- Taxation	(6)	(16)	(2)
Other comprehensive income available-for-sale securities, total	20	(4)	54
Cash flow hedges:
- Effective portion of changes in fair value	(238)	4,365	(307)
- Income statement transfers	(94)	(4,076)	305
- Taxation	89	(72)	(6)
Other comprehensive income cash flow hedges, total	(243)	217	(8)
Currency translation on foreign operations		(3)	(5)
Net other comprehensive income that may be reclassified to profit or loss subsequently	(223)	210	41
Other comprehensive income that will not be reclassified to profit or loss subsequently:
- Pension remeasurement	(103)	(528)	319
- Taxation	26	133	(89)
Other comprehensive income that will not be reclassified to profit or loss, total	(77)	(395)	230
Own credit adjustment:
- Transfers	(29)
- Taxation	7
Own credit adjustment, total	(22)
Net other comprehensive income that will not be reclassified to profit or loss subsequently	(99)	(395)	230
Total other comprehensive income net of tax	(322)	(185)	271
Total comprehensive income	934	1,134	1,235
Attributable to:
Equity holders of the parent	913	1,107	1,209
Non-controlling interests	21	27	26
Total comprehensive income	£ 934	£ 1,134	£ 1,235